INVESTMENT SECURITIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Gain (Loss)	$ 173,000	$ 1,800,000
Deferred Income Taxes and Other Liabilities, Noncurrent	65,000	699,000
US Government Securities, at Carrying Value	$ 35,200,000	$ 39,500,000